Change in Accounting Principle - Statement of Consolidated Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Impairments	$ 0	$ 1,912
Net loss including noncontrolling interest	(371)	(1,306)
Net loss from discontinued operations	0	(238)
Loss on divestitures	(1)	(18)
Exploratory dry hole expense and unproved leasehold impairments	71	203
Depreciation, depletion and amortization	678	826
Provision (benefit) from deferred income taxes	(1)	(1,149)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	239	569
Additions to oil and gas property	(546)	(1,517)
NET CASH USED IN INVESTING ACTIVITIES	(555)	(1,995)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(463)	(498)
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	239	509
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	0	60
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(555)	(1,743)
NET CASH USED IN DISCONTINUED OPERATIONS	0	(252)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,467	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,004	181
Change from Full Cost Method to Successful Efforts Method [Member]
Impairments		1,912
Net loss including noncontrolling interest	(371)	(1,306)
Net loss from discontinued operations		(238)
Loss on divestitures	(1)	(18)
Exploratory dry hole expense and unproved leasehold impairments	71	203
Depreciation, depletion and amortization	678	826
Provision (benefit) from deferred income taxes	(1)	(1,149)
Other Operating Activities, Cash Flow Statement	(232)	(266)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	239
Additions to oil and gas property	(546)	(1,517)
NET CASH USED IN INVESTING ACTIVITIES	(555)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(463)	(498)
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		509
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		60
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		(1,743)
NET CASH USED IN DISCONTINUED OPERATIONS		(252)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,467	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,004	181
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Impairments		0
Net loss including noncontrolling interest	(561)	(4,636)
Net loss from discontinued operations		(132)
Loss on divestitures	(2)	0
Exploratory dry hole expense and unproved leasehold impairments	0	0
Depreciation, depletion and amortization	1,082	8,302
Provision (benefit) from deferred income taxes	(181)	(2,935)
Other Operating Activities, Cash Flow Statement	(159)	(319)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	276
Additions to oil and gas property	(583)	(1,627)
NET CASH USED IN INVESTING ACTIVITIES	(592)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(463)	(540)
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		577
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		73
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		(1,853)
NET CASH USED IN DISCONTINUED OPERATIONS		(265)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,467	769
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,004	229
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Impairments		1,912
Net loss including noncontrolling interest	190	3,330
Net loss from discontinued operations		(106)
Loss on divestitures	1	(18)
Exploratory dry hole expense and unproved leasehold impairments	71	203
Depreciation, depletion and amortization	(404)	(7,476)
Provision (benefit) from deferred income taxes	180	1,786
Other Operating Activities, Cash Flow Statement	(73)	53
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(37)
Additions to oil and gas property	37	110
NET CASH USED IN INVESTING ACTIVITIES	37
NET DECREASE IN CASH AND CASH EQUIVALENTS	0	42
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES		(68)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		(13)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES		110
NET CASH USED IN DISCONTINUED OPERATIONS		13
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	0	(90)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 0	$ (48)